BASIS OF PREPARATION (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF WHOLLY OWNED SUBSIDIARIES

The condensed consolidated interim financial statements include the accounts and results of operations of the Company and its wholly owned subsidiaries listed in the following table:

Name of Subsidiary	Place of Incorporation	Ownership Interest
Draganfly Innovations Inc. (“DII”)	Canada	100%
Draganfly Innovations USA, Inc. (“DI USA”)	US	100%
Dronelogics Systems Inc. (“Dronelogics”)	Canada	100%